NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable
NOTES PAYABLE

NOTE 10 – NOTES PAYABLE

The balance of the Notes Payable outstanding as of March 31, 2023, and December 31, 2022, was $1,159,262 and $1,134,262, respectively. The balances as of March 31, 2023, were comprised of numerous 8% notes for $885,157 due to Ylimit, payable on September 30, 2023, and $274,104 in notes due to former Stage It shareholders.

NOTE 11 – NOTES PAYABLE

The balance of the Notes Payable outstanding as of December 31, 2022, and December 31, 2021, was $1,134,262 and $869,157, respectively. The balances as of December 31, 2021 were comprised of two notes amounting to $12,000 and an 8% note for $857,157 due to Ylimit payable on September 30, 2022. On September 24, 2022 the maturity date of this Note was extended to September 30, 2023 on the same terms and conditions.

During 2022 one of the two notes comprising the $12,000 was paid off leaving a $3,000 past due note accruing interest at 10%

During the year ended December 31, 2022, the Company added $274,105 in note liabilities pursuant to the Stage It acquisition. These notes currently are not accruing interest and are past due.